SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 293	$ 405	$ 1,163	$ 1,110	$ 1,520	$ 1,242
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	9	13	40	74	89	234
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 284	$ 392	$ 1,123	$ 1,036	$ 1,431	$ 1,008